REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Disaggregated Revenue
The following table presents our revenues disaggregated by primary geographical regions and major product lines within our single reporting segment:

Years Ended December 31,	2019	2018	2017(1)
Primary Geographical Regions:
United States	$4,184,206	$3,981,056	$3,775,729
Canada	294,040	291,685	269,603
Latin America and the Caribbean	292,116	273,912	296,623

	$4,770,362	$4,546,653	$4,341,955

Major Product Lines:
HVAC equipment	68%	67%	67%
Other HVAC products	28%	29%	28%
Commercial refrigeration products	4%	4%	5%

	100%	100%	100%

(1)	As noted above, amounts prior to January 1, 2018 have not been adjusted under the modified retrospective method and remain as originally reported for such periods.